Warranty Reserves (Detail) (Warranty Reserves, USD $) In Millions, unless otherwise specified	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012	Jan. 28, 2011
Warranty Reserves
Product Warranty Accrual, Balance Sheet Classification [Abstract]
Current liabilities	$ 6.7	[1]	$ 6.9	[1]
Non-current liabilities (see Note 17)	12.4		11.6
Total warranty reserve	$ 19.1		$ 18.5		$ 15.1	$ 13.0

[1]	Included within accrued expenses above.